RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

Other receivables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2023	2022

Xiaodong Chen	CEO		$3	$2
Blue Hat Fujian	Shareholders’ investment company	Disposal consideration	1,559,671	—
Blue Hat Pingxiang	Shareholders’ investment company	Disposal consideration	39,070	—
Fujian Lanyuncanghai Technology Co., Ltd	Shareholders’ investment company	Other receivable	342,979	—
Xiamen Jiuqiao Tech.	CEO holding company	Disposal consideration	—	1,427,827
Total			$1,941,723	$1,427,829

Other payables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2023	2022

Xiaodong Chen	CEO	Lease and other payable	$—	$18,848
Bequtiful Jade Ltd	Shareholders’ investment company	Attorney fee	—	3,795
Total			$—	$22,643

Long term loans - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2023	2022

Xiaodong Chen	CEO	Borrowing	$831,155	$914,771
Bequtiful Jade Ltd	Shareholders’ investment company	Attorney fee	3,795	—
Total			$834,950	$914,771

Long term loans from related parties are unsecured and interest free, the payment was due on January 31, 2026.